Investment in Affiliate - Schedule of Activity in the Investment in Scisparc U.S Account (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Activity in the Investment in Scisparc U.S Account [Abstract]
Balance at beginning	$ 754	$ 1,940
Equity losses	(239)	(1,186)
Balance at ending	$ 515	$ 754